Stock Options (Tables)	12 Months Ended
Apr. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity
	April 30, 2012		April 30, 2011
	Stock options	Weighted Average Exercise price	Stock options	Weighted Average Exercise price

Outstanding, beginning of year	-	$-	-	$-
Granted	16,000,000	0.05	-
Outstanding, end of year	16,000,000	$0.05	-	$-
Exercisable, end of year	16,000,000	$0.05	-	$-

Schedule of Stock Option Grants
Grant Date	Stock Options	Exercise Price	Expiry Date
October 22, 2011	16,000,000	$ 0.05	October 22, 2021

Schedule of Stock Option Valuation Assumptions
2012
Volatility rate	420.78%
Risk-free interest rate	2.23%
Dividend yield rate	0.0%
Weighted average life	10 year
Weighted average fair value per option granted	$0.02